Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of:

	2023	2022
Trade payables	$2,938	$5,612
Accrued liabilities	9,890	8,954
Payroll related liabilities	1,957	728
Share unit accrued liabilities	3,139	2,382
	$17,924	$17,676